Income Taxes (Details 3 ) (Parenthetical) $ in Millions	Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Deferred tax assets pre acquisition, federal	$ 0.2
Deferred tax assets pre acquisition, state	0.1
Deferred tax assets pre acquisition, foreign	$ 20.8